Risk management (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Net Interest Margin	R$ 754	R$ 954	R$ 553
Fair value of Equity	1,924	2,154	1,675
Value at Risk	R$ 415	R$ 971	R$ 791